Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other payables
Schedule of trade and other payables

	2019	2018
	£’000	£’000
Trade payables	196,644	266,316
Other payables	4,689	4,754
Accrued expenses	94,381	83,280
Social security and other taxes	13,855	17,917
	309,569	372,267
Less: non-current portion
Trade payables	77,438	102,067
Other payables	1,745	2,204
Non-current trade and other payables	79,183	104,271
Current trade and other payables	230,386	267,996